Finance costs	12 Months Ended
Dec. 31, 2025
Borrowing costs [abstract]
Finance costs	Finance costs
Finance costs are recognised in the consolidated income statement in the period in which they are incurred, with the exception of general and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale. Borrowing costs relating to such assets are capitalised as part of the asset’s cost until the asset is substantially ready for its intended use or sale. All other borrowing costs are recognised within the consolidated income statement in the period in which they are incurred based upon the effective interest rate method. Interest income is recognised using the effective interest rate method.
The following table summarises net finance costs for the years presented:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Interest income(A)	103	85	65
Interest expense on external debt(A)	(274)	(242)	(162)
Other finance costs(B)	(32)	(30)	(23)
Total finance costs, net	(203)	(187)	(120)
(A)Includes interest income and expense amounts, as applicable, on cross currency swaps and interest rate swaps. Cross currency swaps and interest rate swaps income totalled €36 million, €45 million and €47 million in 2025, 2024 and 2023, respectively. Cross currency swaps and interest rate swaps expense totalled €56 million, €77 million and €67 million in 2025, 2024 and 2023, respectively.
Refer to Note 13 for further details.
(B)Other finance costs principally include amortisation of the discount on external debt and interest on leases.